UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2490

Smith Barney Money Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MONEY FUNDS, INC.

CASH PORTFOLIO

GOVERNMENT PORTFOLIO

FORM N-Q

MARCH 31, 2006

CASH PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Commercial Paper - 57.6%
	Albis Capital Corp.:
$100,000,000	4.767% due 5/1/06 (a)	$99,632,111
15,000,000	4.856% due 5/22/06 (a)	14,902,000
25,500,000	5.061% due 6/26/06 (a)	25,202,500
	Amstel Funding Corp.:
36,500,000	4.543% due 5/5/06 (a)(b)	36,355,298
130,811,000	4.901% due 8/18/06 (a)(b)	128,428,986
182,473,000	4.938% due 8/25/06 (a)(b)	178,954,921
	Aquinas Funding LLC:
34,218,000	4.562% due 5/22/06 (a)(b)	34,010,278
10,000,000	4.604% due 6/13/06 (a)(b)	9,911,250
	Atomium Funding LLC:
89,000,000	4.717% due 5/2/06 (a)(b)	88,664,470
50,000,000	4.700% due 5/8/06 (a)(b)	49,774,201
43,918,000	4.638% due 5/15/06 (a)(b)	43,683,844
28,657,000	4.930% due 6/20/06 (a)(b)	28,354,621
	Bank of America Corp.:
98,500,000	4.560% due 4/3/06	98,500,000
23,000,000	4.481% due 4/12/06 (a)	22,974,614
	Bavaria TRR Corp.:
200,000,000	4.759% due 4/4/06 (a)	199,973,611
8,000,000	4.779% due 4/4/06 (a)	7,998,940
135,912,000	4.836% due 4/17/06 (a)	135,656,976
	Beethoven Funding Corp.:
75,000,000	4.658% due 4/5/06 (a)(b)	74,980,667
50,000,000	4.819% due 4/25/06 (a)(b)	49,853,333
120,785,000	4.816% due 5/8/06 (a)(b)	120,222,511
71,732,000	4.912% due 6/8/06 (a)(b)	71,092,868
	Belmont Funding LLC:
40,413,000	4.789% due 4/20/06 (a)(b)	40,321,970
140,778,000	4.825% due 4/20/06 (a)(b)	140,458,238
	Berkeley Square Finance LLC:
164,648,000	4.902% due 4/3/06 (a)(b)	164,648,000
50,000,000	4.669% due 4/6/06 (a)(b)	49,980,625
125,625,000	4.817% due 4/24/06 (a)(b)	125,273,250
91,000,000	4.848% due 4/24/06 (a)(b)	90,743,607
23,000,000	BNP Paribas Finance, 4.249% due 4/11/06 (a)	22,978,738
	Brahms Funding Corp.:
122,689,000	4.902% due 4/3/06 (a)(b)	122,689,000
50,000,000	4.678% due 4/5/06 (a)(b)	49,987,056
20,471,000	4.697% due 4/6/06 (a)(b)	20,463,016
85,000,000	4.809% due 4/7/06 (a)(b)	84,954,667
49,020,000	4.665% due 4/10/06 (a)(b)	48,975,773
27,918,000	4.768% due 4/11/06 (a)(b)	27,888,531
60,713,000	4.852% due 5/2/06 (a)(b)	60,476,776
50,000,000	4.817% due 5/10/06 (a)(b)	49,754,361
100,000,000	4.849% due 5/15/06 (a)(b)	99,438,833
47,000,000	Bryant Park Funding LLC, 4.793% due 5/31/06 (a)(b)	46,641,455
	Chesham Finance LLC:
210,382,000	4.882% due 4/3/06 (a)(b)	210,382,000
100,000,000	4.750% due 7/24/06 (b)	99,990,037
35,000,000	Cimarron CDO Ltd., 4.840% due 4/28/06 (a)(b)	34,882,847
	Cobbler Funding LLC:
39,837,000	4.751% due 4/17/06 (a)(b)	39,763,722
43,436,000	4.779% due 4/20/06 (a)(b)	43,338,366
51,995,000	4.695% due 4/25/06 (a)(b)	51,846,930

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 57.6% (continued)
$25,948,000	4.839% due 4/25/06 (a)(b)	$25,871,569
63,823,000	4.890% due 6/12/06 (a)(b)	63,223,596
51,103,000	Concord Minutemen Capital Co., 4.240% due 4/7/06 (a)(b)	51,079,436
85,000,000	Crown Point Capital Co., 4.705% due 7/18/06 (a)(b)	83,848,722
	Cullinan Finance Corp.:
38,000,000	4.352% due 4/21/06 (a)(b)	37,919,060
55,000,000	4.581% due 5/23/06 (a)(b)	54,657,396
40,000,000	4.618% due 6/22/06 (a)(b)	39,598,222
51,000,000	Danske Corp., 5.016% due 9/29/06 (a)	49,759,977
	Davis Square Funding III Corp.:
25,000,000	4.626% due 4/3/06 (a)(b)	25,000,000
26,545,000	4.780% due 4/26/06 (a)(b)	26,464,443
10,000,000	4.736% due 4/28/06 (a)(b)	9,967,361
47,000,000	Davis Square Funding IV Corp., 4.695% due 5/2/06 (a)(b)	46,824,324
11,500,000	Dexia Delaware LLC, 4.498% due 4/6/06 (a)	11,495,735
	East-Fleet Finance LLC:
45,000,000	4.749% due 4/4/06 (a)(b)	44,994,075
40,809,000	4.758% due 4/4/06 (a)(b)	40,803,615
100,000,000	4.761% due 4/7/06 (a)(b)	99,947,222
50,000,000	4.811% due 4/24/06 (a)(b)	49,860,292
50,000,000	4.829% due 4/27/06 (a)(b)	49,839,667
	Ebury Finance LLC:
100,732,000	4.619% due 4/3/06 (a)(b)	100,732,000
147,310,000	4.823% due 4/18/06 (a)(b)	147,014,766
125,000,000	4.801% due 4/24/06 (a)(b)	124,651,458
80,500,000	4.831% due 5/9/06 (a)(b)	80,113,600
40,000,000	4.658% due 7/7/06 (a)(b)	39,519,722
61,811,000	Fairway Finance Corp., 4.615% due 4/10/06 (a)(b)	61,755,834
	Fenway Funding LLC:
95,783,000	4.932% due 4/3/06 (a)	95,783,000
60,000,000	4.665% due 4/7/06 (a)	59,969,133
100,000,000	4.744% due 4/7/06 (a)	99,947,444
35,000,000	4.617% due 4/10/06 (a)	34,968,899
17,000,000	4.859% due 4/11/06 (a)	16,981,678
100,000,000	4.818% due 4/18/06 (a)	99,800,000
100,000,000	4.849% due 4/25/06 (a)	99,704,833
88,000,000	4.804% due 5/2/06 (a)	87,661,860
75,000,000	4.861% due 5/9/06 (a)	74,637,750
	Foxboro Funding Ltd.:
191,525,000	4.848% due 4/24/06 (a)	190,985,378
113,726,000	4.860% due 4/28/06 (a)	113,343,754
50,000,000	General Electric Capital Corp., 4.868% due 7/7/06 (a)	49,367,986
71,194,000	Georgetown Funding Co. LLC, 4.818% due 4/25/06 (a)(b)	70,985,164
	Giro Balanced Funding Corp.:
100,000,000	4.729% due 4/13/06 (a)(b)	99,869,167
125,000,000	4.809% due 4/26/06 (a)(b)	124,617,465
144,483,000	4.829% due 4/27/06 (a)(b)	144,019,691
85,000,000	4.664% due 5/2/06 (a)(b)	84,684,343
	Grampian Funding LLC:
49,250,000	4.238% due 4/3/06 (a)(b)	49,250,000
100,000,000	4.547% due 5/12/06 (a)(b)	99,516,833
89,550,000	4.601% due 5/19/06 (a)(b)	89,031,655
181,369,000	4.693% due 6/2/06 (a)(b)	179,972,459
65,000,000	4.624% due 7/3/06 (a)(b)	64,257,339
100,000,000	5.002% due 9/12/06 (a)(b)	97,804,000
	Greyhawk Funding LLC:

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 57.6% (continued)
$50,000,000	4.779% due 4/20/06 (a)(b)	$49,887,611
66,700,000	4.780% due 4/21/06 (a)(b)	66,541,254
	Harwood Street Funding I:
25,000,000	4.728% due 4/11/06 (a)(b)	24,973,833
50,000,000	4.870% due 5/12/06 (a)(b)	49,737,833
50,000,000	4.884% due 5/19/06 (a)(b)	49,690,139
	Harwood Street Funding II:
50,746,000	4.835% due 4/21/06 (a)(b)	50,623,702
52,500,000	ING U.S. Funding LLC, 4.589% due 6/9/06 (a)(b)	52,061,778
135,378,000	Kitty Hawk Funding Corp., 4.778% due 4/20/06 (a)(b)	135,073,700
148,250,000	KKR Pacific Funding Trust, 4.651% due 4/4/06 (a)	148,230,933
	Legacy Capital Co.:
100,000,000	4.647% due 4/5/06 (a)(b)	99,974,278
49,723,000	4.787% due 4/18/06 (a)(b)	49,624,176
80,595,000	4.788% due 4/20/06 (a)(b)	80,413,460
	Main Street Warehouse Funding:
130,000,000	4.694% due 4/20/06 (a)	129,713,928
96,500,000	4.707% due 4/24/06 (a)	96,237,118
48,765,000	4.848% due 4/24/06 (a)	48,627,605
67,000,000	4.850% due 4/26/06 (a)	66,793,249
250,000,000	4.828% due 4/28/06 (a)	249,165,799
	Mica Funding LLC:
62,144,000	4.800% due 4/5/06 (a)(b)	62,127,463
80,471,000	4.704% due 4/7/06 (a)(b)	80,429,066
87,989,000	4.729% due 4/12/06 (a)(b)	87,885,393
100,000,000	4.819% due 4/19/06 (a)(b)	99,786,667
50,000,000	4.940% due 6/20/06 (a)(b)	49,471,333
	Monument Gardens Funding LLC:
101,159,000	4.593% due 4/18/06 (a)	100,967,641
103,000,000	4.808% due 4/20/06 (a)	102,767,020
50,000,000	4.685% due 4/21/06 (a)	49,883,750
	Morrigan TRR Funding LLC:
40,000,000	4.787% due 4/12/06 (a)(b)	39,952,300
75,000,000	4.821% due 4/24/06 (a)(b)	74,790,000
100,000,000	4.836% due 4/24/06 (a)(b)	99,718,833
100,000,000	4.829% due 4/27/06 (a)(b)	99,679,333
	Nieuw Amsterdam Receivables:
70,000,000	4.770% due 4/18/06 (a)(b)	69,861,458
21,737,000	4.632% due 6/13/06 (a)(b)	21,542,798
	Nordea North America Inc.:
84,000,000	4.390% due 4/27/06 (a)	83,759,480
90,430,000	4.478% due 4/27/06 (a)	90,165,342
29,315,000	Old Line Funding Corp., 4.670% due 4/17/06 (a)	29,262,103
	Ormond Quay Funding LLC:
109,049,000	4.628% due 4/3/06 (a)(b)	109,049,000
74,000,000	4.647% due 4/4/06 (a)(b)	73,990,483
125,000,000	4.780% due 4/21/06 (a)(b)	124,702,500
90,000,000	4.834% due 5/4/06 (a)(b)	89,627,225
	Perry Global Funding LLC:
58,152,000	4.633% due 4/6/06 (a)(b)	58,129,636
100,000,000	4.643% due 4/18/06 (a)(b)	99,807,917
	Picaros Funding LLC:
92,477,000	4.552% due 5/22/06 (a)(b)	91,916,872

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 57.6% (continued)
$129,600,000	4.832% due 8/3/06 (a)(b)	$127,526,976
	Polonius Inc.:
170,505,000	4.768% due 4/17/06 (a)(b)	170,190,039
18,030,000	4.494% due 4/18/06 (a)(b)	17,996,870
59,015,000	4.658% due 6/21/06 (a)(b)	58,423,162
160,355,000	Ranger Funding Co. LLC, 4.606% due 4/7/06 (a)(b)	160,273,397
	Regency Markets No. 1 LLC:
100,000,000	4.659% due 4/7/06 (a)(b)	99,948,444
84,500,000	4.572% due 4/17/06 (a)(b)	84,351,468
93,012,000	4.589% due 4/17/06 (a)(b)	92,847,782
	Saint Germain Holdings Inc.:
35,000,000	4.797% due 4/4/06 (a)(b)	34,995,343
25,000,000	4.745% due 5/3/06 (a)(b)	24,901,875
34,000,000	Sigma Finance Inc., 4.958% due 8/9/06 (a)	33,412,480
	Strand Capital LLC:
35,000,000	4.279% due 4/3/06 (a)	35,000,000
78,000,000	4.673% due 4/18/06 (a)	77,849,200
157,000,000	4.759% due 5/4/06 (a)	156,361,882
125,000,000	4.852% due 8/1/06 (a)	123,025,000
70,000,000	5.022% due 9/12/06 (a)	68,456,500
100,000,000	Stratford Receivables Co., LLC, 4.624% due 4/3/06 (a)	100,000,000
	Tasman Funding Inc.:
50,000,000	4.708% due 4/12/06 (a)(b)	49,941,375
50,000,000	4.768% due 4/18/06 (a)(b)	49,901,042
30,674,000	4.926% due 6/14/06 (a)(b)	30,375,235
76,000,000	5.000% due 6/30/06 (a)(b)	75,082,629
88,472,000	Thames Asset Global Securitization No. 1 Inc., 4.920% due 7/14/06 (a)	87,258,754
15,000,000	Thornburg Manage Capital Resource LLC, 4.707% due 4/6/06 (a)	14,994,138
40,439,000	Three Pillars Funding Corp., 4.941% due 7/14/06 (a)(b)	39,882,155
47,000,000	Thunder Bay Funding, Inc., 4.270% due 4/10/06 (a)(b)	46,961,799
	UBS Finance Delaware LLC:
30,000,000	4.525% due 4/10/06 (a)	29,973,867
25,304,000	4.777% due 5/30/06 (a)	25,114,895
50,000,000	4.900% due 11/3/06 (a)	48,595,031
	Victory Receivable Corp.:
97,265,000	4.806% due 4/6/06 (a)(b)	97,226,094
100,000,000	4.775% due 4/21/06 (a)(b)	99,762,250
	Westpac Banking Corp.:
98,482,000	4.829% due 6/8/06 (a)(b)	97,620,775
35,850,000	4.605% due 6/15/06 (a)(b)	35,522,869

	Total Commercial Paper (Cost - $12,367,525,056)	12,367,525,056

Certificates of Deposit - 2.5%
38,000,000	HSBC Bank USA, 3.990% due 7/17/06	38,000,000
	Wells Fargo Bank NA:
233,000,000	4.770% due 5/8/06	232,997,747
25,000,000	4.010% due 7/24/06	24,990,656
90,000,000	4.800% due 1/16/07	90,019,692
87,000,000	4.800% due 1/29/07	86,972,272
55,000,000	4.860% due 1/31/07	55,000,000
10,000,000	4.865% due 1/31/07	9,999,599

	Total Certificates of Deposit (Cost - $537,979,966)	537,979,966

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Certificate of Deposit (Euro) - 0.2%
$45,000,000	Societe Generale London, 4.000% due 7/19/06 (Cost - $44,996,087)	$44,996,087

Certificates of Deposit (Yankee) - 22.5%
40,000,000	ABN Amro Bank Chicago NV, 4.435% due 10/12/06	40,000,000
	Bank Nova Scotia:
45,000,000	4.700% due 9/29/06	45,000,000
35,000,000	4.860% due 1/30/07	34,994,220
	Bank of America Corp.:
100,000,000	4.680% due 5/1/06	100,000,000
191,000,000	4.910% due 8/23/06	191,000,000
100,000,000	5.000% due 9/12/06	100,000,000
	Barclays Bank PLC NY:
85,000,000	4.575% due 4/6/06	85,000,000
99,000,000	4.650% due 4/21/06	99,000,000
85,000,000	4.640% due 6/19/06	85,000,000
10,000,000	3.780% due 6/30/06	10,000,000
98,000,000	4.900% due 7/17/06	98,000,000
	BNP Paribas NY Branch:
24,000,000	4.480% due 4/13/06	24,000,000
73,900,000	4.100% due 5/24/06	73,900,000
10,000,000	3.690% due 6/12/06	10,000,000
100,000,000	5.000% due 9/27/06	100,000,000
75,000,000	5.075% due 12/8/06	75,000,000
	Calyon NY:
80,000,000	4.300% due 4/26/06	79,994,206
100,000,000	4.815% due 7/14/06	100,000,000
33,500,000	4.845% due 8/9/06	33,500,000
148,000,000	5.000% due 9/27/06	148,000,000
35,000,000	4.750% due 10/26/06	35,000,000
63,500,000	5.200% due 3/30/07	63,481,856
	Credit Suisse First Boston NY:
185,000,000	4.610% due 4/3/06	185,000,000
100,000,000	4.640% due 4/7/06	100,000,000
	Credit Suisse New York:
100,000,000	4.610% due 4/3/06	100,000,000
100,000,000	4.765% due 4/21/06	100,000,000
65,000,000	4.700% due 11/3/06	65,000,000
	Depfa Bank PLC:
45,000,000	4.020% due 7/18/06	45,000,000
53,750,000	4.160% due 8/4/06	53,750,000
60,800,000	4.220% due 8/11/06	60,800,000
	Deutsche Bank NY:
51,500,000	4.100% due 5/22/06	51,500,000
75,000,000	4.625% due 7/6/06	75,000,000
10,000,000	4.000% due 7/21/06	10,000,000
75,000,000	4.250% due 8/9/06	75,000,000
105,000,000	4.970% due 9/18/06	105,000,000
75,000,000	4.730% due 11/6/06	75,000,000
38,500,000	Dexia Credit Local NY, 4.590% due 4/10/06	38,500,000
118,500,000	Dresdner Bank NY, 4.765% due 4/24/06	118,500,000
	Fortis Bank NY:
62,000,000	4.780% due 4/28/06	62,000,000
85,000,000	4.780% due 5/10/06	85,000,000
100,000,000	4.140% due 8/4/06	100,000,000

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Certificates of Deposit (Yankee) - 22.5% (continued)
$93,000,000	5.225% due 4/4/07	$93,000,000
	HBOS Treasury Services NY:
80,000,000	4.010% due 7/20/06	79,966,817
50,000,000	4.700% due 9/29/06	50,000,000
92,000,000	4.750% due 10/24/06	92,002,516
20,000,000	HSBC Bank USA, 3.995% due 7/18/06	20,000,000
	Lloyds TSB Bank PLC NY:
11,000,000	4.610% due 5/1/06	10,999,801
62,500,000	4.770% due 6/1/06	62,500,506
	Nordea Bank Finland NY:
67,000,000	4.590% due 6/5/06	67,000,506
88,500,000	4.930% due 8/28/06	88,500,000
	Royal Bank of Canada NY:
95,000,000	4.650% due 4/24/06	94,999,967
50,000,000	4.705% due 5/15/06	50,000,288
153,000,000	4.815% due 7/14/06	153,000,000
74,500,000	4.030% due 7/24/06	74,484,429
	Royal Bank of Scotland NY:
75,000,000	4.620% due 7/6/06	75,000,000
20,000,000	4.225% due 8/15/06	20,000,000
79,000,000	4.640% due 11/1/06	79,000,000
	Societe Generale NY:
90,000,000	4.780% due 5/10/06	90,000,000
35,000,000	3.730% due 6/23/06	35,000,000
32,900,000	4.830% due 10/31/06	32,900,000
23,000,000	Svenska Handelsbanken NY, 4.782% due 12/5/06	22,988,929
	Toronto Dominion Bank NY:
50,000,000	3.600% due 6/7/06	50,000,000
61,500,000	5.230% due 3/30/07	61,500,000
	UBS AG Stamford CT:
200,000,000	4.780% due 5/8/06	200,000,000
84,000,000	4.795% due 5/10/06	84,000,000

	Total Certificates of Deposit (Yankee) (Cost - $4,822,764,041)	4,822,764,041

Bank Notes - 0.5%
45,000,000	Bank of America N.A., 4.100% due 5/22/06	45,000,000
50,000,000	Bank of America Corp., 4.980%, due 9/5/06	50,000,000

	Total Bank Notes (Cost - $95,000,000)	95,000,000

Foreign Certificate of Deposit - 0.5%
100,000,000	Credit Agricole SA, 4.495% due 5/15/06 (Cost - $99,986,428)	99,986,428

Master Note - 1.6%
350,000,000	Morgan Stanley, 5.073% due 4/3/06 (Cost - $350,000,000)	350,000,000

Medium Term Notes - 4.5%
200,000,000	Cheyne Finance LLC, 4.719% due 4/18/06 (b)(c)	199,979,690
85,000,000	Cullinan Finance Corp., 4.709% due 5/15/06 (b)(c)	84,982,197
300,000,000	General Electric Capital Corp., 4.853% due 4/18/07 (c)	300,000,000
	Premier Asset Collateralized Entity LLC:
53,250,000	4.798% due 4/25/06 (b)(c)	53,241,008
55,000,000	4.580% due 6/15/06 (b)(c)	55,000,000
	Stanfield Victoria Funding:
50,000,000	4.626% due 4/5/06 (b)(c)	49,998,685
50,000,000	4.709% due 4/18/06 (b)(c)	49,995,576
25,000,000	4.778% due 4/25/06 (b)(c)	24,997,686

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Medium Term Notes - 4.5% (continued)
$100,000,000	4.780% due 12/4/06 (b)	$99,988,324
50,000,000	4.820% due 1/16/07 (b)	49,992,585

	Total Medium Term Notes (Cost - $968,175,751)	968,175,751

Promissory Note - 0.9%
200,000,000	Goldman Sachs Group Inc., 4.870% due 4/3/06 (Cost - $200,000,000)	200,000,000

U.S. Government Agencies - 6.0%
147,000,000	Federal Home Loan Bank (FHLB), 4.630% due 5/16/06 (c)	146,988,758
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
85,000,000	4.545% due 6/20/06 (a)	84,182,300
25,000,000	3.889% due 7/5/06 (a)	24,758,135
80,000,000	4.605% due 9/18/06 (a)	78,342,400
50,000,000	4.610% due 9/27/06 (a)	48,912,187
76,000,000	4.575% due 11/1/06 (a)	74,037,469
50,000,000	4.623% due 11/1/06 (a)	48,698,556
75,000,000	4.669% due 12/1/06 (a)	72,751,417
76,500,000	4.669% due 12/12/06 (a)	74,102,192
140,000,000	4.742% due 1/17/07 (a)	134,908,783
	Series RB:
23,253,000	3.558% due 5/30/06 (a)	23,126,533
46,173,000	3.717% due 5/30/06 (a)	45,910,545
	Federal National Mortgage Association (FNMA):
	Discount Notes:
50,000,000	3.712% due 5/26/06 (a)	49,736,104
25,000,000	3.803% due 6/30/06 (a)	24,776,028
85,000,000	4.345% due 9/29/06 (a)	83,239,709
35,150,000	4.643% due 12/29/06 (a)	33,979,505
50,000,000	4.821% due 1/26/07 (a)	48,096,111
23,000,000	4.958% due 2/23/07 (a)	22,015,888
	Notes:
100,000,000	4.665% due 5/22/06 (c)	99,991,921
75,000,000	4.790% due 6/21/06 (c)	74,964,429

	Total U.S. Government Agencies (Cost - $1,293,518,970)	1,293,518,970

U.S. Government Obligations - 2.8%
	U.S. Treasury Bills:
75,000,000	4.249% due 6/1/06 (a)	74,488,667
75,000,000	4.411% due 7/20/06 (a)	74,029,125
100,000,000	4.490% due 8/3/06 (a)	98,512,278
50,000,000	4.531% due 8/3/06 (a)	49,249,361
100,000,000	4.600% due 8/10/06 (a)	98,389,292
50,000,000	4.730% due 9/14/06 (a)	48,947,666
150,000,000	U.S. Treasury Notes, 2.375% due 8/31/06	149,024,020

	Total U.S. Government Obligations (Cost - $592,640,409)	592,640,409

Time Deposits - 0.3%
39,948,000	Dresdner Bank Grand Cayman, 4.860% due 4/3/06	39,948,000
21,734,000	Royal Bank of Canada NY, 4.830% due 4/3/06	21,734,000

	Total Time Deposits (Cost - $61,682,000)	61,682,000

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

TOTAL INVESTMENTS - 99.9% (Cost - $21,434,268,708#)	21,434,268,708
Other Assets in Excess of Liabilities - 0.1%	22,560,937

TOTAL NET ASSETS - 100.0%	$21,456,829,645

(a)	Yield to maturity on date of purchase.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 98.8%
U.S. Government & Agency Obligations - 87.4%
U.S. Government Agencies - 79.7%
	Federal Farm Credit Bank (FFCB):
$12,000,000	4.520% due 4/1/06 (a)	$12,000,386
25,000,000	4.570% due 4/13/06 (a)	24,996,121
	Bonds:
75,000,000	4.525% due 4/1/06 (a)	74,996,629
55,000,000	4.503% due 4/2/06 (a)	54,986,531
80,000,000	4.510% due 4/3/06 (a)	79,994,131
50,000,000	4.660% due 4/11/06 (a)	50,009,329
10,000,000	Discount Notes, 4.017% due 9/13/06 (b)	9,825,228
	Series I:
60,000,000	4.490% due 4/1/06 (a)	59,984,544
100,000,000	4.600% due 4/14/06 (a)	99,994,333
	Federal Home Loan Bank (FHLB):
100,000,000	4.630% due 5/16/06 (a)	99,992,352
20,000,000	2.950% due 9/14/06	19,891,100
	Bonds:
60,000,000	4.404% due 4/5/06 (a)	59,976,292
125,000,000	4.605% due 5/10/06 (a)	124,995,044
	Discount Notes:
181,975,000	4.500% due 4/5/06 (b)	181,929,658
85,000,000	4.247% due 4/21/06 (b)	84,823,200
50,000,000	Series I, 4.401% due 4/6/06 (a)	49,975,444
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
25,000,000	3.889% due 7/5/06 (b)	24,758,135
40,000,000	3.930% due 7/5/06 (b)	39,608,883
8,645,000	4.120% due 8/1/06 (b)	8,530,886
65,000,000	4.909% due 9/19/06 (b)	63,538,385
40,000,000	4.929% due 9/19/06 (b)	39,096,789
15,000,000	4.610% due 9/27/06 (b)	14,673,656
48,200,000	4.677% due 12/1/06 (b)	46,743,570
15,000,000	4.996% due 12/29/06 (b)	14,460,000
15,000,000	4.655% due 1/9/07 (b)	14,478,979
45,000,000	4.764% due 1/17/07 (b)	43,356,313
25,000,000	4.981% due 2/16/07 (b)	23,947,743
	Series RB:
26,032,000	4.500% due 4/4/06 (b)	26,028,757
50,000,000	4.605% due 7/25/06 (b)	49,293,750
9,707,000	4.869% due 10/24/06 (b)	9,447,920
20,000,000	5.111% due 3/6/07 (b)	19,087,292
	Federal National Mortgage Association (FNMA):
	Discount Notes:
25,000,000	4.391% due 4/26/06 (b)	24,931,160
25,000,000	3.716% due 5/26/06 (b)	24,867,868
50,000,000	4.626% due 7/26/06 (b)	49,284,333
40,000,000	4.085% due 7/28/06 (b)	39,494,111
50,000,000	4.705% due 8/2/06 (b)	49,227,617
20,000,000	4.619% due 10/27/06 (b)	19,490,550
15,299,000	4.677% due 12/1/06 (b)	14,836,720
50,000,000	4.901% due 12/29/06 (b)	48,239,375
20,000,000	5.022% due 2/23/07 (b)	19,130,667
55,000,000	4.277% due 4/19/06 (b)	54,897,578
	Notes:
60,000,000	4.665% due 5/22/06 (a)	59,997,618

See Notes to Schedules of Investments.

GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 79.7% (continued)
$34,400,000	4.725% due 6/7/06 (a)	$34,393,079
15,000,000	4.810% due 6/22/06 (a)	14,998,217

	Total U.S. Government Agencies (Cost - $1,979,210,273)	1,979,210,273

U.S. Government Obligations - 7.7%
	U.S. Treasury Bills:
25,000,000	4.093% due 4/20/06 (b)	24,952,660
35,000,000	4.364% due 7/13/06 (b)	34,580,709
17,500,000	4.531% due 8/3/06 (b)	17,237,276
35,000,000	4.537% due 8/3/06 (b)	34,473,960
	U.S. Treasury Notes:
30,000,000	2.375% due 8/31/06	29,838,262
50,000,000	3.500% due 11/15/06	49,607,223

	Total U.S. Government Obligations (Cost - $190,690,090)	190,690,090

	Total U.S. Government & Agency Obligations (Cost - $2,169,900,363)	2,169,900,363

Repurchase Agreement - 11.4%
283,877,000	Greenwich Capital Markets Inc. repurchase agreement dated 3/31/06, 4.800% due 4/3/06; Proceeds at maturity - $283,990,551; (Fully collateralized by various U.S. government agency obligations, 0.000% due 8/1/27 to 7/1/37; Market value - $289,558,443) (Cost - $283,877,000)	283,877,000

	TOTAL INVESTMENTS - 98.8% (Cost - $2,453,777,363#)	2,453,777,363
	Other Assets in Excess of Liabilities - 1.2%	29,507,206

	TOTAL NET ASSETS - 100.0%	$2,483,284,569

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(b)	Yield to maturity on date of purchase.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Cash Portfolio (“Cash”) and Government Portfolio (“Government”) (collectively, the “Funds”) are separate diversified investment funds of the Smith Barney Money Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Money Funds, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

By	/S/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: May 30, 2006